                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, OH  45459


Form 13F File Number: 28-7758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Secretary
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

    /s/ Mark E. Brady       Dayton, Ohio          August 13, 1999
    _________________      _______________       ________________
       [Signature]          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     $152,613
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]
























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

          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                          SEC FORM 13-F
                          JUNE 30, 1999

    ITEM 1            ITEM 2      ITEM 3     ITEM 4       ITEM 5              ITEM 6         ITEM 7              ITEM 8
    ------            ------      ------     ------        -----              ------         ------              ------
                                             FAIR                      INVESTMENT DISCRETION                VOTING AUTHORITY
                                             MARKET
                      TITLE      CUSIP       VALUE              SH/
NAME OF ISSUER       OF CLASS    NUMBER    (X$1,000)  QUALITY   PRN     SOLE  SHARED  OTHER  MGRS   SOLE     SHARED    OTHER
--------------       --------    ------      ------   -------   ---     ----  ------  ------ ----   ----     ------    ------


20th Century
  Insurance           Common     901272203     5,625     304,079   Sh  304,079   NA    NA    NA     304,079    NA        NA
Aceto Corp            Common     004446100     4,747     412,773   Sh  412,773   NA    NA    NA     412,773    NA        NA
Actrade Intl, Ltd.    Common     004931101     8,063     629,574   Sh  629,574   NA    NA    NA     629,574    NA        NA
America Service
  Group               Common     02364L109     3,764     246,800   Sh  246,800   NA    NA    NA     246,800    NA        NA
American Capital
  Strategies          Common     024937104       618      33,880   Sh   33,880   NA    NA    NA     33,880     NA        NA
AT&T                  Common     001957109     4,959      88,848   Sh   88,848   NA    NA    NA     88,848     NA        NA
AT&T Liberty
  Media Grp Cl A      Common     001957208    13,548     368,648   Sh  368,648   NA    NA    NA     368,648    NA        NA
Autotote Corp.        Common     053323101       413     173,820   Sh  173,820   NA    NA    NA     173,820    NA        NA
Building One
  Services Corp.      Common     120114103     2,777     200,127   Sh  200,127   NA    NA    NA     200,127    NA        NA
Carmike Cinemas       Common     143436103     3,443     216,044   Sh  216,044   NA    NA    NA     216,044    NA        NA
Cash America
  International       Common     14754D100       871      67,680   Sh   67,680   NA    NA    NA     67,680     NA        NA
CD Radio              Common     125127100     1,346      44,180   Sh   44,180   NA    NA    NA     44,180     NA        NA
Central Newspaper     Common     154647101     5,539     147,704   Sh  147,704   NA    NA    NA     147,704    NA        NA
Chris Craft           Common     170520100     2,622      55,649   Sh   55,649   NA    NA    NA     55,649     NA        NA
CNS Inc.              Common     126136100     2,640     774,935   Sh  774,935   NA    NA    NA     774,935    NA        NA
Danielson Holdings    Common     236274106     2,081     361,935   Sh  361,935   NA    NA    NA     361,935    NA        NA
East West Bank        Common     27579R104       277      27,500   Sh   27,500   NA    NA    NA     27,500     NA        NA
Excel Technologies
  Inc.                Common     30067T103       186      14,000   Sh   14,000   NA    NA    NA     14,000     NA        NA
Freddie Mac           Common     313400301     6,630     114,314   Sh  114,314   NA    NA    NA     114,314    NA        NA
Gainsco Inc           Common     363127101       402      68,500   Sh   68,500   NA    NA    NA     68,500     NA        NA
Greenpoint Financial
  Corp.               Common     395384100     4,805     146,432   Sh  146,432   NA    NA    NA     146,432    NA        NA
Imperial Credit
  Commercial Mortgage Common     45272T102    10,822   1,000,920   Sh1,000,920   NA    NA    NA     1,000,920  NA        NA
Imperial Credit Inds. Common     452729106     6,019     848,440   Sh  848,440   NA    NA    NA     848,440    NA        NA
Interim Services      Common     45868P100     1,652      80,075   Sh   80,075   NA    NA    NA     80,075     NA        NA




                                4




Kent Electronics
  4.5% 9/1/04         Conv Bond  490553AA2       484     560,000   Prn 560,000   NA    NA    NA     560,000    NA        NA
Lee Enterprises       Common     523768109     2,558      83,874   Sh   83,874   NA    NA    NA     83,874     NA        NA
Leucadia National     Common     527288104     6,286     247,733   Sh  247,733   NA    NA    NA     247,733    NA        NA
Local Financial
  Corporation         Common     539553107     4,549     460,690   Sh  460,690   NA    NA    NA     460,690    NA        NA
Long Beach Financial  Common     542446109     6,748     459,438   Sh  459,438   NA    NA    NA     459,438    NA        NA
Moto Photo            Common     619821101       691     669,910   Sh  669,910   NA    NA    NA     669,910    NA        NA
Northrim Bank         Common     666764105       242      22,000   Sh   22,000   NA    NA    NA     22,000     NA        NA
Philip Morris         Common     718154107     6,121     152,302   Sh  152,302   NA    NA    NA     152,302    NA        NA
Prologis Trust        Common     743410102       251      12,380   Sh   12,380   NA    NA    NA     12,380     NA        NA
Racing Champions      Common     750069106       830     116,560   Sh  116,560   NA    NA    NA     116,560    NA        NA
RailAmerica, Inc.     Common     750753105       661      64,112   Sh   64,112   NA    NA    NA     64,112     NA        NA
Reynolds & Reynolds   Common     761695105       558      23,951   Sh   23,951   NA    NA    NA     23,951     NA        NA
RLI Corp.             Common     749607107     2,634      67,973   Sh   67,973   NA    NA    NA     67,973     NA        NA
Robbins & Myers
  6.5% 9/1/03         Conv Bond  770196AA1     4,060   3,904,000   Prn3,904,000  NA    NA    NA     3,904,000  NA        NA
Scotsman Industries   Common     809340102     2,418     112,150   Sh  112,150   NA    NA    NA     112,150    NA        NA
Sport-Haley           Common     848925103       193      40,000   Sh   40,000   NA    NA    NA     40,000     NA        NA
Standard Management   Common     853612109       311      47,413   Sh   47,413   NA    NA    NA     47,413     NA        NA
Sturm, Ruger & Co.    Common     864159108     1,359     127,180   Sh  127,180   NA    NA    NA     127,180    NA        NA
Supreme Ind. Inc      Common     868607102     4,088     421,985   Sh  421,985   NA    NA    NA     421,985    NA        NA
Telephone & Data
  Systems             Common     879433100     8,821     120,632   Sh  120,632   NA    NA    NA     120,632    NA        NA
Thomas Group          Common     884402108       193      21,570   Sh   21,570   NA    NA    NA     21,570     NA        NA
Tower Tech            Common     891864100       159      72,500   Sh   72,500   NA    NA    NA     72,500     NA        NA
White Mountain
  Insurance           Common     360768105     3,414      24,216   Sh   24,216   NA    NA    NA     24,216     NA        NA
Williams Controls
  Inc.                Common     969465103     1,134     366,400   Sh  366,400   NA    NA    NA     366,400    NA        NA
                                           ---------
                      Grand Total            152,613
                                           =========




















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